Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15. Commitments and Contingencies
Legal Matters
The Company has and may become party to various legal proceedings and other claims that arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred, and the amount of loss or range of loss can be reasonably estimated. Management is currently not aware of any matters that it expects will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.
Non-Cancelable
Purchase Commitments
As of December 31, 2021, the Company had
non-cancelable
purchase commitments of $1,004 thousand, primarily related to software products and services used to facilitate the Company’s operations at the enterprise level.
Defined Contribution Plan
The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. The Company’s contributions to the 401(k) plan for the year ended December 31, 2021 totaled $180 thousand. The Company did not make any matching contributions to the 401(k) plan for the year ended December 31, 2020.